Redeemable Non-controlling Interest - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Apr. 04, 2018	Jun. 30, 2018
Redeemable Non-controlling Interest [Line Items]
Reclassification from non-controlling interest		$ 150
Net income attributable to redeemable non-controlling interest		2
Fair value adjustment of redeemable non-controlling interest		127
Redeemable non-controlling interest		25
Non-controlling Interest [Member]
Redeemable Non-controlling Interest [Line Items]
Reclassification from non-controlling interest	$ 150	$ 150